SUPPLEMENT TO THE CLASS A, B AND C SHARES PROSPECTUS

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information supercedes certain information contained in the fund's Prospectus.

The following information replaces the table set forth on page 7 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

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                                                ONE YEAR     LIFE OF   INCEPTION
 PERIOD ENDED 12/31/03:                           2003        CLASS      DATE
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 CLASS A RETURN BEFORE TAXES                     36.53%      -6.02%     7/31/01
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 CLASS A RETURN AFTER TAXES
 ON DISTRIBUTIONS                                36.53%      -6.02%
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 CLASS A RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND SHARES           23.74%      -5.08%
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 CLASS B RETURN BEFORE TAXES                     39.51%      -5.22%     7/31/01
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 CLASS C RETURN BEFORE TAXES                     42.56%      -4.37%     7/31/01
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 MSCI WORLD INDEX1 (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)          33.76%       0.09%
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 RUSSELL MIDCAP GROWTH INDEX2
 (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                              42.73%      -2.00%
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1 The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc.

2 The Russell MidCap Growth Index measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company.

Dated: September 22, 2004                                          CSGPV-16-0904
                                                                   2004-033